DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2017
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 4:-	DERIVATIVE INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging.”

The Company enters into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. As of June 30, 2017, and December 31, 2016, the Company had outstanding forward contracts in the notional amount of $ 3,390 and $ 6,548 respectively. These contracts hedge NIS denominated cash flows, for a period of six months and twelve months ended December 31, 2017, respectively. The Company measured the fair value of the contracts in accordance with ASC 820 (classified as level 2).

These contracts met the requirement for cash flow hedge accounting and as such for the six-month periods ended June 30, 2017 and 2016 the Company recorded total realized gains of $ 158 and $ 24, respectively, under operating expenses.

As of June 30, 2017, and December 31, 2016, an unrealized gain in the amount of $ 477 and $ 7, respectively, related to outstanding forward contracts at such dates were recognized under other comprehensive loss. The fair value of the Company’s outstanding forward contracts at June 30, 2017 and December 31, 2016 amounted to unrealized gain of $ 326 and $ 7, respectively.